Financial instruments	12 Months Ended
Mar. 31, 2014
Financial instruments

19. Financial instruments:

(a) Risk management

The fair values of DOCOMO’s assets and liabilities and DOCOMO’s cash flows may be negatively impacted by fluctuations in interest rates and foreign exchange rates. To manage these risks, DOCOMO uses derivative instruments such as interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts as needed. The financial instruments are executed with creditworthy financial institutions and DOCOMO believes that there is little risk of default by these counterparties. DOCOMO sets and follows internal regulations that establish conditions to enter into derivative contracts and procedures of approving and monitoring such contracts.

(b) Concentration of credit risk

As of March 31, 2013 and 2014, the amount of other receivables resulting from the sale of receivables to NTT FINANCE was ¥240,205 million and ¥248,732 million, respectively. As of March 31, 2013 and 2014, the amount of receivables held for sale was ¥779,042 million and ¥983,644 million, respectively.

Information regarding the transaction with NTT FINANCE is disclosed in Note 13 “Related party transactions.”

(c) Fair value of financial instruments

Financial instruments—

Carrying amounts of “Cash and cash equivalents,” “Short-term investments,” “Accounts receivable,” “Receivables held for sale,” “Credit card receivables,” “Other receivables,” “Accounts payable, trade” and certain other financial instruments approximate their fair values except the items separately referred to below.

Long-term debt including current portion—

The fair value of long-term debt including current portion is estimated based on the discounted amounts of future cash flows using DOCOMO’s current incremental borrowings rates for similar liabilities.

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2013 and 2014 were as follows. The fair value is valued and validated periodically based on observable market data. Therefore, it is classified as Level 2.

Millions of yen
2013		2014
Carrying amount	Fair value	Carrying amount	Fair value
¥ 241,459	¥252,220	¥220,851	¥229,053

Derivative instruments—

(i) Fair value hedge

DOCOMO may use interest rate swap agreements, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). DOCOMO designated interest rate swap agreements as instruments hedging the changes in fair value utilizing the short-cut method, which permitted an assumption of no ineffectiveness if the key terms of interest rate swap agreements and those of certain hedged debt were identical for the fiscal year ended March 31, 2012.

DOCOMO was not a counterparty to any interest rate swap agreements designated as instruments hedging the changes in fair value as of March 31, 2013 and 2014 and did not enter into any interest rate swap agreements designated as instruments hedging the changes in fair value for the fiscal years ended March 31, 2013 and 2014.

(ii) Derivatives not designated as hedging instruments

DOCOMO had interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts to hedge the risk of fluctuations in interest rates and foreign exchange rates. DOCOMO did not designate such derivative instruments as hedging instruments.

The contract amounts as of March 31, 2013 and 2014 were as follows:

	Millions of yen
Instruments	2013	2014
Interest rate swap agreements	¥—	¥4,500
Foreign exchange forward contracts	842	474
Foreign currency option contracts	55,056	85,338

Total	¥55,898	¥90,312

(iii) The effect on the consolidated balance sheets

The locations and fair values of the derivative instruments as of March 31, 2013 and 2014, recorded in the consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2013	2014
Derivatives not designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥—	¥11
	Other assets	—	14
Foreign exchange forward contracts	Prepaid expenses and other current assets	7	—
Foreign currency option contracts	Prepaid expenses and other current assets	—	64
	Other assets	—	208

Total		¥7	¥297

Liability derivatives

		Millions of yen
Instruments	Locations	2013	2014
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥—	¥2
Foreign currency option contracts	Other current liabilities Other long-term liabilities	20 349	— —

Total		¥369	¥2

The fair values of derivative instruments were valued and validated periodically based on observable market data and represent the amount that DOCOMO could have settled with the counterparties to terminate the contracts outstanding as of March 31, 2013 and 2014.

(iv) The effect on the consolidated statements of income

The locations and gain (loss) amounts of the derivative instruments for the fiscal years ended March 31, 2012, 2013 and 2014, recognized in the consolidated statements of income, were as follows:

			Amount of gain (loss) recognized in income on derivative
			Millions of yen
Instruments	Locations		2012	2013	2014
Derivatives designated as instruments hedging the changes in fair value
Interest rate swap agreements	Other, net	*	¥(1,232)	¥—	¥—

Total			¥(1,232)	¥—	¥—

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2012	2013	2014
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other, net*	¥—	¥—	¥25
Foreign exchange forward contracts	Other, net*	36	(487)	713
Non-deliverable forward contracts (NDF)	Other, net*	82	(6)	(29)
Foreign currency option contracts	Other, net*	(146)	104	1,549

Total		¥(28)	¥(389)	¥2,258

*	“Other, net” was included in “Other income (expense).”

(v) Contingent features in derivatives

As of March 31, 2014, DOCOMO had no derivative instruments with credit-risk-related contingent features.

Other—

Information regarding investments in affiliates and marketable securities and other investments is disclosed in Note 5 “Investments in affiliates” and Note 6 “Marketable securities and other investments,” respectively.